AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2021.

FILE NO. 333-145655

811-10559

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 19	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 130	☒

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

1 Griffin Road North

Windsor, CT 06095

(Address of Depositor’s Principal Offices)

(860) 791-0286

(Depositor’s Telephone Number, Including Area Code)

Edmund F. Murphy III

President & Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

Copy to:

Stephen Roth, Esq.

Eversheds Sutherland (USA) LLP

700 Sixth Street, NW., Suite 700

Washington, D.C. 20007-3980

(NAME AND ADDRESS OF AGENT FOR SERVICE)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒           on May 1, 2021 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Talcott Resolution Life Insurance Company Group Variable Annuity Contracts Separate Account Eleven Sub‑Administered by Great‑West Life & Annuity Insurance Company
This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the “Contract” or “Contracts”). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.
Talcott Resolution Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code.
You or your Employer allocate your plan Contribution to “Sub-Accounts.” These are subdivisions of one of our Separate Accounts, that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of underlying mutual funds (“Funds”) that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance.
The underlying Funds are listed below:
●
American Century VP Balanced Fund — Class I

●
American Century VP Disciplined Core Value Fund — Class I

●
American Century VP International Fund — Class I

●
American Century VP Ultra Fund — Class I

●
American Century VP Value Fund — Class I

●
BlackRock S&P 500 Index V.I. Fund — Class I Shares

●
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Class

●
BNY Mellon VIF Appreciation Portfolio — Initial Class

●
BNY Mellon VIF Growth and Income Portfolio — Initial Class

●
Calvert VP SRI Balanced Portfolio — Class I

●
DWS Core Equity VIP — Class A

●
Fidelity® VIP Balanced Portfolio — Initial Class

●
Fidelity® VIP Growth & Income Portfolio — Initial Class

●
Fidelity® VIP Growth Opportunities Portfolio — Initial Class

●
Fidelity® VIP Overseas Portfolio — Initial Class

●
Fidelity® VIP Value Strategies Portfolio — Initial Class

●
Franklin Small-Mid Cap Growth VIP Fund — Class 1

●
Hartford Balanced HLS Fund — Class IA

●
Hartford Capital Appreciation HLS Fund — Class IA

●
Hartford Disciplined Equity HLS Fund — Class IA

●
Hartford Dividend and Growth HLS Fund — Class IA

●
Hartford Healthcare HLS Fund — Class IA

●
Hartford International Opportunities HLS Fund — Class IA

●
Hartford MidCap HLS Fund — Class IA

●
Hartford Small Company HLS Fund — Class IA

●
Hartford Stock HLS Fund — Class IA

●
Hartford Total Return Bond HLS Fund — Class IA

●
Hartford Ultrashort Bond HLS Fund — Class IA

●
Invesco V.I. Diversified Dividend Fund — Series I

●
Invesco V.I. Small Cap Equity Fund — Series I

●
Invesco V.I. Technology Fund — Series I

●
Janus Henderson Balanced Portfolio — Institutional Shares

●
Janus Henderson Enterprise Portfolio — Institutional Shares

●
Janus Henderson Forty Portfolio — Institutional Shares

●
Janus Henderson Global Research Portfolio — Institutional Shares

●
Janus Henderson Overseas Portfolio — Institutional Shares

●
MFS® Core Equity Portfolio — Initial Class

●
MFS® High Yield Portfolio — Initial Class

●
MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class

●
MFS® Utilities Series — Initial Class

●
Putnam VT Emerging Markets Equity Fund - Class IB

●
Putnam VT Global Equity Fund — Class IB

●
Putnam VT High Yield Fund — Class IB

●
Putnam VT Small Cap Value Fund — Class IB

●
Putnam VT Sustainable Leaders Fund — Class IB

For more information on the underlying Funds see the section entitled “The Funds.”

For Contracts issued in connection with Employer-sponsored retirement programs, the contact Owner decides which Sub-Accounts described in this Prospectus are available to participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer’s program.
Depending on which Sub-Accounts you select, the underlying Funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.
The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission (“SEC”).
If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.
The SEC doesn’t approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.
This Prospectus and the Statement of Additional Information can also be obtained from the SEC’s website (http://www.sec.gov).
This Contract IS NOT:
♦
A bank deposit or obligation

♦
Federally insured

♦
Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2021
Statement of Additional Information Dated: May 1, 2021

GLOSSARY OF SPECIAL TERMS
Accumulation Period: The period before the start of Annuity payouts.
Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.
Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: Empower Retirement, LLC, P.O. Box 1583, Hartford, Connecticut 06144-1583.
Annuitant: The person on whose life Annuity payouts are based.
Annuitant’s Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.
Annuity: A series of payments for life or another designated period.
Annuity Commencement Date: The date we start to make Annuity payouts to you.
Annuity Period: The period during which we make Annuity payouts to you.
Annuity Unit:  A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.
Beneficiary: The person or persons designated to receive Contract values in the event of the Participant’s or Annuitant’s death.
Code: The Internal Revenue Code of 1986, as amended.
Contract Owner: The Employer or entity owning the Contract.
Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.
Contribution(s): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.
Date of Coverage: The date on which we receive the application on behalf of a Participant.
Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.
Employer: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.
Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.
General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Talcott Resolution.
Talcott Resolution, we or us: Talcott Resolution Life Insurance Company.
Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.
Participant (also, “you”): Any employee or former employee of an Employer or other individual with a Participant Account under a Contract.
Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.
Participant’s Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

Premium Tax:  A tax or amount of tax, if any, charged by a state, federal, or other governmental entity or Contributions or Contract values.
Related Contract: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this Prospectus. Your Employer and Talcott Resolution agree as to whether another contract or funding vehicle is eligible as a Related Contract.
Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.
Surrender: Any withdrawal of Contract values.
Tax Sheltered Annuity (also “Tax Deferred Annuity”): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.
Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

FEE TABLES
The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain plan related expenses (See “Plan Related Expenses” under the section entitled “Contract Charges”).
If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of premium payments)	None
Contingent Deferred Sales Charge (as a percentage of amounts surrendered)	None
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.
Contract Owner Periodic Expenses
	Before the Annuity Commencement Date	After the Annuity Commencement Date
Maximum Separate Account Annual Expenses (as a percentage of average daily Sub-Account value)(1)
Mortality and Expense Risk and Administrative Charge	0.70%	0.70%
Total Separate Account Annual Expenses	0.70%	0.70%
We may eliminate or change the, Mortality and Expense Risk and Administrative Charge. (See “Experience Rating Under the Contracts” and “Negotiated Charges and Fees”). We may also deduct a charge for Premium Taxes at the time of Surrender.
This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub‑Account assets, including management fees, Rule 12b‑1 distribution and/or service fees, and other expenses)	0.15%	1.68%

(1)
The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating Under the Contract” and Negotiated Charges and Fees”).

EXAMPLE
The Example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for the maximum Separate Account Annual Expenses and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Example does not reflect any deduction for Contract Owner directed Plan Related Expenses. If a deduction for Plan Related Expenses applied, expenses would be higher.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
0.70%	$244	$751	$1,284	$2,741	$244	$751	$1,284	$2,741	$244	$751	$1,284	$2,741
CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see “How do I know what my Participant Account is worth?”. Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information contained in this Prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
You may also obtain reports and other information about us by contacting our administrator using the information contained in this Prospectus, by visiting its website at www.massmutual.com/govnp.

SUMMARY
What are the Contracts?
The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.
What is the Accumulation Period?
During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.
During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.
What type of sales charge will I pay?
You don’t pay a sales charge at the time Contributions are made to the Contract and we don’t charge you a contingent deferred sales charge when you partially or fully Surrender the Contract.
What charges will I pay on an annual basis?
Mortality and Expense Risk and Administrative Charge:  Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
•
Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%

•
After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

Is there a deduction for Premium Taxes?
We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0-3.5%.
Is there a Death Benefit?
We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant’s 65th birthday or the Annuity Commencement Date.
Participant Account Loans
You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with MassMutual, administrator of the Contract, that describes all the terms, conditions, fees or charges of your loan. Your Employer’s plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.
What is the Annuity Period?
At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants’ Accounts to provide Fixed and/or Variable Annuities under the Contract.
What Annuity Payout Options are available?
When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment:

Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.
❖
Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.
Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.
Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.
❖
This option does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders by the Annuitant are subject to the limitations set forth in the Contract.

Under any of the Annuity payout options above, except the Payments for a Designated Period option (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account’s inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return figures reflect a deduction for all total fund operating expenses and the highest charge for mortality and expense risk and administrative undertakings, if applicable.
A Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses and the actual charge for mortality and expense risk and administrative undertakings. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.
If applicable, a Sub-Account may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk and administrative undertakings.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
TALCOTT RESOLUTION INSURANCE COMPANY
Talcott Resolution Life Insurance Company (“Talcott Resolution”) is a stock life insurance company. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Windsor, Connecticut. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”) to re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further re-insure the obligations of Talcott Resolution under the Contracts and to provide administration of the Contracts.
On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution, signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
THE SEPARATE ACCOUNT
We set aside and invest assets of some of our annuity contracts, including this Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Talcott Resolution. The Separate Account meets the definition of  “separate account” under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:
•
Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•
Is not subject to the liabilities arising out of any other business Talcott Resolution may conduct. The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•
Is not affected by the rate of return of Talcott Resolution’s General Account or by the investment performance of any of Talcott Resolution’s other separate accounts.

•
May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•
Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.
Separate Account Eleven was established on December 1, 2000.

THE FUNDS
The Separate Account is divided into “Sub-Accounts.” Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund’s prospectus. Before investing, you should carefully read each underlying Fund’s prospectus along with this Prospectus.
We do not guarantee the investment results of any of the underlying Funds. The Funds may not be available in all states or in all Contracts.
The investment goals of each of the funds are shown below:
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
AIM Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund — Series I	Provide reasonable current income and long-term growth of income and capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund — Series I	Seeks long-term capital growth.	Invesco Advisers, Inc.
Invesco V.I. Technology Fund — Series I	Long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund — Class I	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Disciplined Core Value Fund — Class I	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
Formerly American Century VP Income & Growth Fund — Class I
American Century VP International Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Ultra Fund — Class I	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund — Class I	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Variable Series Fund, Inc.
BlackRock S&P 500 Index V.I. Fund - Class I	Seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500® Index.	BlackRock Advisors, LLC
BNY Mellon Variable Investment Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Class	Seeks long-term capital appreciation.	BNY Mellon Investment Adviser, Inc. Sub-advised by Newton Investment Management (North America) Limited

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
BNY Mellon VIF Appreciation Portfolio — Initial Class	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	BNY Mellon Investment Adviser, Inc. Sub-advised by Fayez Sarofim & Co.
BNY Mellon VIF Growth and Income Portfolio — Initial Class	Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.	BNY Mellon Investment Adviser, Inc.
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio — Class I	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity.	Calvert Research and Management
Deutsche DWS Variable Series I
DWS Core Equity VIP — Class A	Long-term growth of capital, current income and growth of income.	Deutsche Investment Management Americas Inc.
Fidelity Variable Insurance Products Funds
Fidelity® VIP Balanced Portfolio — Initial Class	Seeks income and capital growth consistent with reasonable risk.	FMR Co., LLC Sub-advised by FMR Co., LLC. and other Fidelity affiliates
Fidelity® VIP Growth & Income Portfolio — Initial Class	Seeks high total return through a combination of current income and capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Growth Opportunities Portfolio — Initial Class	Seeks to provide capital growth.	FMR Co., LLC Sub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Overseas Portfolio — Initial Class	Seeks long-term growth of capital.	FMR Co., LLCSub-advised by FMR Co., LLC and other Fidelity affiliates
Fidelity® VIP Value Strategies Portfolio — Initial Class	Seeks capital appreciation.	FMR Co., LLC Sub-advised by FMR Co., LLC other Fidelity affiliates
Franklin Templeton Variable Insurance Products Trust
Franklin Small-Mid Cap Growth VIP Fund — Class 1	Long-term capital growth.	Franklin Advisers, Inc.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Disciplined Equity HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 6/13/2008.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Healthcare HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford MidCap HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Effective 7/13/2018, the underlying Fund is not available as a new Sub-Account for existing Contracts.
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management, Inc
Janus Henderson Enterprise Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Forty Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Global Research Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc.
Janus Henderson Overseas Portfolio — Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management, Inc
MFS® Variable Insurance Trust
MFS® High Yield Portfolio — Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS Investment Management
MFS® Utilities Series — Initial Class	Seeks total return.	MFS Investment Management
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio — Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio — Initial Class	Seeks capital appreciation.	MFS Investment Management
Putnam Variable Trust
Putnam VT Emerging Markets Equity Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC
Formerly Putnam VT International Growth Fund — Class IB
Putnam VT Global Equity Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Advisory Company, LLC

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT High Yield Fund — Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Management, LLC
Putnam VT Small Cap Value Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC
Putnam VT Sustainable Leaders Fund — Class IB	Long-term capital appreciation.	Putnam Investment Management, LLC
Mixed and Shared Funding: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as “mixed and shared funding.” As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds’ prospectus.
Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund’s shareholder meetings. To the extent required by federal securities laws or regulations, we will:
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Notify the Contract Owner or Participant of any Fund shareholders’ meeting if the shares held for the Contract may be voted;

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Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

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Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

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Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

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Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.
During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.
Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.
We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.
Fees and Payments Received by Talcott Resolution from the Fund Families:  On January 1, 2013, Talcott Resolution entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (“MassMutual”)

to reinsure the obligations of Talcott Resolution under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Talcott Resolution. On December 31, 2020, MassMutual entered into a reinsurance agreement with Great-West Life & Annuity Insurance Company (“Great-West”) to further reinsure the obligations of Talcott Resolution under the Contracts. MassMutual also entered into an administrative services agreement and subcontract services agreement for Great-West to provide all of the administrative services necessary to support the Contracts. Additionally, a MassMutual affiliate continues to be responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Talcott Resolution receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called “revenue sharing” payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract. All of the underlying Funds on the overall menu make payments to Talcott Resolution or an affiliate. We receive these fees and payments under agreements between Talcott Resolution and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.40% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Great-West expects to make a profit on the amount of the fees and payments that exceed Great-West’s own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Talcott Resolution varies by Fund and Talcott Resolution may receive greater or less fees and payments depending on which variable investment options your Plan selects.
For Example:
As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of  $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative service fee at a rate of 0.25% of assets annually, Talcott Resolution would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of  $750 for that year due to the Plan’s investment in the Fund.
If the Plan maintained an average balance of  $100,000 in an investment option investing in a different fund during the year where that Fund’s principal underwriter pays Talcott Resolution a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund’s transfer agent pays Talcott Resolution an administrative services fee at a rate of  $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Talcott Resolution would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of  $490 for that year due to the Plan’s investment in the Fund.
You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Talcott Resolution has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Talcott Resolution would decrease.
Some of the Sub-Accounts available in the Contract invest in funds that are part of MassMutual’s affiliated family of funds. In addition to any fees and payments Talcott Resolution and MassMutual may receive with respect to those funds, one or more of MassMutual’s affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.
For information on which underlying Funds pay Talcott Resolution such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.
Endorsement/Sponsorship Fees Paid By Talcott Resolution: MassMutual, as administrator for the Talcott Resolution Contracts, has entered into endorsement/sponsorship arrangements with the National Association of Police Organizations (NAPO), Fraternal Order of Police (FOP), and National Association of Government Defined

Contribution Administrators (NAGDCA). Under the arrangements, MassMutual pays endorsement/sponsorship fees to NAPO, FOP, and NAGDCA, which allows MassMutual to advertise its retirement products and services to their member organizations and individuals.
For additional information on the amount of fees and payments made by Great-West, as sub-administrator for the Talcott Resolution Contracts, please call 1-800-528-9009. Written information will be provided upon request.
GENERAL ACCOUNT OPTION
Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 (“1933 Act”) and the General Account option is not registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.
The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.
Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.
Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.
Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.
The General Account is subject to the Company’s claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.
CONTRACT CHARGES
Sales Charges  We do not assess any contingent deferred sales charge (“Sales Charge”). This means you do not pay a Sales Charge at the time Contributions are made to the Contract and we do not charge you a Sales Charge when you partially or fully Surrender the Contract.
Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts.
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Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

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After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge is 0.70%.

The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day. We assume two types of mortality risk and an expense risk:
Mortality Risk During The Accumulation Period:  During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value.

These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Mortality Risk During The Annuity Period:  Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
Expense Risk: We also bear an expense risk that any fees collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.
We also provide various administrative support services for plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.
If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.
We may reduce the mortality and expense risk and administrative charge under the Contracts (See “Experience Rating under the Contracts” and “Negotiated Charges and Fees”).
Premium Taxes  We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.
Experience Rating under the Contracts: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants’ Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, an increase in the rate of interest credited under the Contract or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.
Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Talcott Resolution.
Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds’ prospectuses.
Plan Related Expenses: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan Related Expenses including, but not limited to, fees to consultants, auditors, counsel, Talcott Resolution and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.
THE CONTRACTS
The Contracts Offered: The Contracts are group variable annuity contracts offered to:
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Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

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Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

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Retirement plans qualified under Sections 401(a) or 403(a) of the Code; and

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Individual Retirement Annuity programs adopted according to Section 408 of the Code.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.
Assignments:  The Contract and a Participant’s interest in a Contract cannot be assigned, transferred or pledged.
Pricing and Crediting of Contributions:  We credit initial Contributions to a Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.
If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.
Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.
May I cancel my certificate?
For certificates issued in Florida, Minnesota, North Carolina, Texas and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We may require additional information before we can cancel your certificate.
You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.
The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.
May I make changes in the amounts of my Contribution?
Yes. If the plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

Can you transfer from one Sub-Account to another?
During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.
What Happens When you Request a Sub-Account Transfer?
Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of  (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of  $300,000) rather than making two or more transactions.
What Restrictions are There on your Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer”, however, you cannot transfer the same Participant Account value more than once a Valuation Day.
For Example:
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If the only transfer you make on a day is a transfer of  $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

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If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day’s transfer activity would count as one Sub-Account transfer.

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Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day’s transfer activity would count as one Sub-Account transfer.

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Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.
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However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year the (“Transfer Rule”) by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We may aggregate a Contract Owner’s Contracts or a Participant’s Participant Accounts for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
The Contracts provide for a Transfer Fee of  $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase or become a Participant under this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:
Fund Trading Policies
Generally, you are subject to the underlying Fund's trading policies, if any. We are obligated to provide, at the underlying Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that underlying Fund’s trading policy.
We are obligated to follow each underlying Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund’s trading policy. Please refer to each underlying Fund’s prospectus for more information. Transactions that cannot be processed because of the underlying Fund's trading policies will be considered not in good order.
In certain circumstances, the underlying Fund's trading policies do not apply or may be limited. For instance:
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Certain types of financial intermediaries may not be required to provide us with shareholder information.

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“Excepted funds” such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

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An underlying Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

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Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.
Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,
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Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

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Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

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These policies apply only to individuals and entities that own or are Participants under this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

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In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
General Account Option Transfers
You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:
•
Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•
Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to ⅙ of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.
These restrictions apply to all transfers from the General Account Option, including all systematic transfers.

As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.
Telephone and Internet Transfers
Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Fraud
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1.   Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2.   Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3.   Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4.   Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.

Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:
Equifax (800) 685‑1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397‑3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888‑4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
Cyber Security and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying Funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying Funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract Owners.
The impact of the outbreak and continuing spread of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, further actions our regulators may take in response to the COVID-19 public health crisis and its impact on financial markets and our operations. At this time, Talcott Resolution is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of Talcott Resolution and its operations in future periods.
May I request a loan from my Participant Account?
During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant’s Account may not be available in all states or may be subject to restrictions.
When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan payments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.
Loans will have a permanent effect on the Participant’s Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant’s Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.
How do I know what my Participant Account is worth?
Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.
There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.
To determine the current Accumulation Unit value, we take the prior Valuation Day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:
(a)
is the net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b)
is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c)
is the daily factor representing the mortality and expense risk and administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period and any other applicable charge.

We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at
www.massmutual.com/govnp.

How are the underlying Fund shares valued?
The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds’ prospectus.
DEATH BENEFITS
Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant’s estate is the Beneficiary.
Death before the Annuity Commencement Date:
•
Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant’s attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of  (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant’s Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

•
Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant’s 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary. During the time period between our receipt of Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations. Upon receipt of complete settlement instructions, we will calculate the payable amount.
If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.
You may apply the death benefit payment to any one of the Annuity payout options (See “Annuity Payout Options”) instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant’s Account after retirement (See “How are Contributions made to establish my Annuity Account?”).
Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

SETTLEMENT PROVISIONS
IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59½, b) a severance from employment, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner. The Contract Owner, therefore, should consult with a tax adviser before undertaking any such Surrender (See “Appendix Tax — Federal Tax Considerations”).
After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:
1.
Continue the Participant’s Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See “Annuity Payout Options”). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

2.
To provide Annuity payouts immediately. The values in a Participant’s Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See “Annuity Payout Options”).

3.
To Surrender the Participant’s Account in a single sum. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Premium Taxes. Payment will normally be made within seven days after we receive the written request.

4.
To request a partial Surrender of the Participant’s Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis.

5.
To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See “The Contracts”). For a more complete description of the restrictions and limitations of this Option (See “Systematic Withdrawal Option”).

Can payment of the Surrender value ever be postponed beyond the seven-day period?
Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.
May I Surrender once Annuity Payouts have started?
Once Annuity payouts have started, no Surrenders are permitted except under a variable annuity under the Annuity Payout Option 5: Payments for a Designated Period.

How do I elect an Annuity Commencement Date and Annuity Payout Option?
A Participant selects an Annuity Commencement Date (usually between the Participant’s 50th birthday and the date on which the Participant attains age 70½) and an Annuity payout option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant’s 90th birthday, or an earlier date if prescribed by applicable law.
The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.
The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payouts at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions (See “Appendix Tax — Federal Tax Considerations”).
What is the minimum amount that I may select for an Annuity Payout?
The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20 we have the right to change the frequency of payment to intervals that will result in payments of at least $20.
How are Contributions made to establish an Annuity Account?
During the Annuity Period, Contract values are applied to establish Annuitant’s Accounts under the Contracts to provide Fixed or Variable Annuity payouts.
Can a Contract be suspended by a Contract Owner?
A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See “Can a Contract be modified?”). In this context, such modifications would have become effective on or before that anniversary.
Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant’s Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant’s Accounts to the purchase of Fixed or Variable Annuity benefits.
Upon suspension of all other contracts, Talcott Resolution will not accept future contributions.
Annuity Payout Options:
Option 1:   Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.
❖
Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2:   Life Annuity with 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Option 3: Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if  (a) below exceeds (b) below:
(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date
(b) =	number of Annuity Units represented by each monthly Annuity payment made	×	number of monthly Annuity payments made
The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.
Option 4:   Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.
❖
When the Annuity is purchased, the Annuitant elects what percentage (50%, 66⅔%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖
Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5:   Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant’s death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.
❖
Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖
Surrenders are subject to the limitations set forth in the Contract and any applicable Sales Charges (See “Contract Charges”).

For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.
Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.
Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and their Joint Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by us.
We may offer other Annuity payout options from time to time. Not all Annuity payout options will be available in all states or in all Contracts.
Systematic Withdrawal Option:
If permitted by IRS regulations and the terms of the Employer’s plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option (“SWO”). Payments are limited to 18.0% of the Participant’s Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59½, an IRS tax penalty may apply.
Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semiannually or annually) and the duration of payments (either a fixed number of payments or until the Participant’s Account is depleted). The duration of payments may not extend beyond the Participant’s life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant’s Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant’s Account upon withdrawal. Unless you direct otherwise, SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant’s Account is allocated.
The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants’ other rights under the Contracts.
How are Variable Annuity Payouts determined?
The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of  (1) the Net Investment Factor (see “How do I know what my Participant Account is worth?”) for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.
The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.
The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate (“A.I.R.”) of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.
Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.
The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.
The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.
Here is an example of how a Variable Annuity is determined:
ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN
A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39
The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

MORE INFORMATION
Can a Contract be modified?
Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.
On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant’s Account is established under a contract, will continue to be applicable.
We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Talcott Resolution may also make appropriate endorsement in the Contract to reflect such modification.
Can Talcott Resolution waive any rights under a Contract?
We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.
How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries (“Registered Representatives”).
We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries’ internal compensation practices.
Affiliated broker-dealers also employ individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.
Commissions
Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer (“Additional Payments”). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.
Additional Payments may be used for various purposes, and may take various forms, such as:
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Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

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Payments for inclusion of our products on a Financial Intermediary’s “preferred list”; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

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Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

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Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

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Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

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“Due diligence” payments for a Financial Intermediary’s examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

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Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2020, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs:
Amerprise Financial Services, Inc., Commonwealth Financial Network, GRP Advisor Alliance, LPL Financial LLC, Resources Investment Advisors, LLC, and Retirement Plan Advisory Group .
Inclusion on this list does not imply that these arrangements necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $580 thousand.

Who is the custodian of the Separate Account’s assets?
Talcott Resolution is the custodian of the Separate Account’s assets.
Are there any material legal proceedings affecting the Separate Accounts?
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
How may I get additional information?
Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.
You can find financial statements of the Separate Account and Talcott Resolution in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS
What are some of the federal tax consequences which affect these contracts?
A. General
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.
Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.
B. Taxation of Talcott Resolution and the Separate Account
The Separate Account is taxed as part of Talcott Resolution which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See “How do I know what my Participant Account is worth?”). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Talcott Resolution is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Talcott Resolution is the owner of the assets from which the tax benefits are derived.
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C. Diversification of the Separate Account
For certain types of Contracts, the Internal Revenue Code (“Code”) requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
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no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

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no more than 70% is represented by any two investments,

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no more than 80% is represented by any three investments and

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no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.
D. Tax Ownership of the Assets in the Separate Account
In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The U.S. Tax Court followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a
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facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
E. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of  (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
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A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

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A contract acquired by the estate of a decedent by reason of such decedent’s death,

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Certain contracts acquired with respect to tax-qualified retirement arrangements,

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Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

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A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
F. Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Talcott Resolution. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Generation Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Talcott Resolution to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
H. Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each
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other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a. Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 72 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below in section H.6. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain
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circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased Owner must generally receive distributions within 10 years of the death of the Owner. However, the life expectancy payout option (a/k/a “IRA stretch”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies. In addition, such a Plan is not required to permit such a rollover.
b. SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c. SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d. Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the tenth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain
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circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of  “incidental” death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($19,500 in 2021) or 100% of the employee’s “includible compensation.” For participants over age 50, a special additional catch-up provision may be available ($6,500 in 2021). In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. In addition, elective deferrals made by participants under a 401(k) arrangement are subject to specific distribution limitations similar to those outlined below for 403(b) plans. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($19,500 in 2021) or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,500 in 2021). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.
after the employee reaches age 59½;

b.
upon the employee’s separation from service;

c.
upon the employee’s death or disability;

d.
in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed);

e.
as a qualified reservist distribution upon certain calls to active duty; or

f.
with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the day that such lifetime income investment may no longer be held as an investment option under the plan.

APP TAX-6

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September  24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, ($19,500 in 2021). The Plan may provide for additional “catch-up” contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,500 in 2021); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 59½, (2) the participant has a severance from employment (including death), (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations), or (4) with respect to amounts invested in a lifetime income investment, the date that is 90 days prior to the date that such lifetime income investment may no longer be held as an investment option under the Plan.
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (nongovernmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust
APP TAX-7

requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of  “investment in the contract”.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a. Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:
(i)
made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)
attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually — “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)
not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year which are not reimbursed by health insurance (without regard to whether the taxpayer deducts the unreimbursed medical expenses);

(vii)
certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)
distributions of up to $5,000 from a retirement plan in the case of a birth or adoption of a child under Code Section 72(t)(2)(H); or

(ix)
certain designated qualified disaster distributions, including qualified Coronavirus Related Distributions.

APP TAX-8

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:
(i)
made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ii)
not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(iii)
for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.
b. RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —
(i)
the calendar year in which the individual attains age 72, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —
(a)
the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)
over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

Effective January 1, 2020, non-spouse “designated beneficiaries” of a deceased plan participant Owner must generally receive distributions within 10 years of the death of the participant. However, the life expectancy payout option (a/k/a “stretch payout”) is still available for non-spouse beneficiaries who are “Eligible Designated Beneficiaries” enabling them to make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). “Eligible Designated Beneficiaries” include beneficiaries who are not more than 10 years younger, disabled, chronically ill, and minors until age of majority, at which time the 10-year rule applies.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
APP TAX-9

In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or “QLAC”), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.
The CARES Act provides a temporary waiver of the RMD requirement for specified defined contribution plans for calendar year 2020. The waiver applies to distributions for 2020 and the RMDs for 2019 that were due by a required beginning date in 2020 (i.e., April 1, 2020), which were not paid.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of  “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of  “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either —
a.
an RMD amount;

APP TAX-10

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.
any distribution made upon hardship of the employee.

Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS and to qualified Coronavirus Related Distributions.
APP TAX-11

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge
(as a percentage of daily Sub-Account value)

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Century VP Balanced Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$22.961	$19.158	$19.921	$17.488	$16.345	$16.777	$15.272	$-	$-	$-
Accumulation unit value at end of period	$25.838	$22.961	$19.158	$19.921	$17.488	$16.345	$16.777	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.077	$18.504	$19.327	$17.044	$16.001	$16.498	$15.086	$-	$-	$-
Accumulation unit value at end of period	$24.732	$22.077	$18.504	$19.327	$17.044	$16.001	$16.498	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.358	$17.946	$18.791	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444	$10.941
Accumulation unit value at end of period	$23.866	$21.358	$17.946	$18.791	$16.612	$15.635	$16.161	$14.815	$12.705	$11.444
Number of accumulation units outstanding at end of period (in thousands)	25	7	9	10	10	11	13	9	11	17
American Century VP Disciplined Core Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.754	$25.619	$27.507	$22.830	$20.118	$21.316	$18.947	$-	$-	$-
Accumulation unit value at end of period	$35.504	$31.754	$25.619	$27.507	$22.830	$20.118	$21.316	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$24.300	$19.694	$21.242	$17.709	$15.675	$16.684	$14.897	$-	$-	$-
Accumulation unit value at end of period	$27.049	$24.300	$19.694	$21.242	$17.709	$15.675	$16.684	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.508	$19.100	$20.653	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519	$9.297
Accumulation unit value at end of period	$26.102	$23.508	$19.100	$20.653	$17.261	$15.317	$16.343	$14.629	$10.847	$9.519
Number of accumulation units outstanding at end of period (in thousands)	8	8	11	11	11	20	21	17	18	19
American Century VP International Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.634	$15.289	$18.033	$13.744	$14.544	$14.435	$15.276	$-	$-	$-
Accumulation unit value at end of period	$24.716	$19.634	$15.289	$18.033	$13.744	$14.544	$14.435	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$17.417	$13.624	$16.143	$12.359	$13.136	$13.096	$13.923	$-	$-	$-
Accumulation unit value at end of period	$21.827	$17.417	$13.624	$16.143	$12.359	$13.136	$13.096	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.850	$13.213	$15.695	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348	$10.703
Accumulation unit value at end of period	$21.063	$16.850	$13.213	$15.695	$12.046	$12.836	$12.829	$13.672	$11.248	$9.348
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	7	1	1	1	-	-	-
American Century VP Ultra Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$41.868	$31.111	$30.876	$23.351	$22.357	$21.038	$19.127	$-	$-	$-
Accumulation unit value at end of period	$62.741	$41.868	$31.111	$30.876	$23.351	$22.357	$21.038	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$37.437	$27.944	$27.859	$21.164	$20.354	$19.239	$17.570	$-	$-	$-
Accumulation unit value at end of period	$55.850	$37.437	$27.944	$27.859	$21.164	$20.354	$19.239	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$36.217	$27.101	$27.086	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205	$11.165
Accumulation unit value at end of period	$53.895	$36.217	$27.101	$27.086	$20.628	$19.888	$18.846	$17.254	$12.676	$11.205
Number of accumulation units outstanding at end of period (in thousands)	28	31	33	34	33	33	33	31	32	34
American Century VP Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.880	$22.734	$25.024	$23.011	$19.099	$19.871	$17.573	$-	$-	$-
Accumulation unit value at end of period	$29.163	$28.880	$22.734	$25.024	$23.011	$19.099	$19.871	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.934	$18.926	$20.926	$19.329	$16.116	$16.842	$14.962	$-	$-	$-
Accumulation unit value at end of period	$24.059	$23.934	$18.926	$20.926	$19.329	$16.116	$16.842	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.153	$18.355	$20.346	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872	$9.842
Accumulation unit value at end of period	$23.217	$23.153	$18.355	$20.346	$18.840	$15.747	$16.498	$14.693	$11.233	$9.872
Number of accumulation units outstanding at end of period (in thousands)	18	37	43	43	49	49	50	48	48	81
Blackrock S&P 500 Index V.I. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.552	$12.307	$9.371	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	66	78	88	-	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$12.209	$9.338	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.371	$12.209	$9.338	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$12.155	$9.320	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$14.272	$12.155	$9.320	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	119	119	125	-	-	-	-	-	-	-
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$32.495	$24.185	$25.299	$21.935	$19.874	$20.530	$18.096	$-	$-	$-
Accumulation unit value at end of period	$40.340	$32.495	$24.185	$25.299	$21.935	$19.874	$20.530	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.338	$21.934	$23.048	$20.074	$18.269	$18.957	$16.785	$-	$-	$-
Accumulation unit value at end of period	$36.258	$29.338	$21.934	$23.048	$20.074	$18.269	$18.957	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.382	$21.273	$22.409	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112	$11.090
Accumulation unit value at end of period	$34.989	$28.382	$21.273	$22.409	$19.566	$17.851	$18.570	$16.484	$12.356	$11.112
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	1	1	-	-
BNY Mellon VIF Appreciation Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$31.125	$22.870	$24.552	$19.282	$17.870	$18.322	$16.951	$-	$-	$-
Accumulation unit value at end of period	$38.499	$31.125	$22.870	$24.552	$19.282	$17.870	$18.322	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-4

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$28.696	$21.180	$22.841	$18.019	$16.774	$17.276	$16.055	$-	$-	$-
Accumulation unit value at end of period	$35.334	$28.696	$21.180	$22.841	$18.019	$16.774	$17.276	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$27.761	$20.541	$22.208	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956	$11.045
Accumulation unit value at end of period	$34.098	$27.761	$20.541	$22.208	$17.563	$16.391	$16.923	$15.767	$13.111	$11.956
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	6	1
BNY Mellon VIF Growth and Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$34.249	$26.525	$27.828	$23.247	$21.127	$20.798	$18.895	$-	$-	$-
Accumulation unit value at end of period	$42.685	$34.249	$26.525	$27.828	$23.247	$21.127	$20.798	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$27.993	$21.778	$22.952	$19.259	$17.582	$17.386	$15.866	$-	$-	$-
Accumulation unit value at end of period	$34.733	$27.993	$21.778	$22.952	$19.259	$17.582	$17.386	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$27.082	$21.121	$22.316	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784	$10.135
Accumulation unit value at end of period	$33.517	$27.082	$21.121	$22.316	$18.772	$17.180	$17.031	$15.581	$11.471	$9.784
Number of accumulation units outstanding at end of period (in thousands)	-	-	1	1	1	-	-	-	-	-
Calvert VP SRI Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$23.688	$19.041	$19.563	$17.467	$16.195	$16.558	$15.108	$-	$-	$-
Accumulation unit value at end of period	$27.303	$23.688	$19.041	$19.563	$17.467	$16.195	$16.558	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-5

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.764	$16.766	$17.304	$15.520	$14.454	$14.845	$13.606	$-	$-	$-
Accumulation unit value at end of period	$23.826	$20.764	$16.766	$17.304	$15.520	$14.454	$14.845	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.088	$16.261	$16.824	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390	$10.007
Accumulation unit value at end of period	$22.992	$20.088	$16.261	$16.824	$15.127	$14.124	$14.542	$13.361	$11.402	$10.390
Number of accumulation units outstanding at end of period (in thousands)	21	21	21	20	21	36	36	37	38	38
DWS Core Equity VIP
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.391	$27.928	$29.612	$24.469	$22.148	$21.044	$18.819	$-	$-	$-
Accumulation unit value at end of period	$42.262	$36.391	$27.928	$29.612	$24.469	$22.148	$21.044	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.574	$22.798	$24.282	$20.155	$18.325	$17.491	$15.712	$-	$-	$-
Accumulation unit value at end of period	$34.191	$29.574	$22.798	$24.282	$20.155	$18.325	$17.491	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.610	$22.111	$23.610	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838	$9.922
Accumulation unit value at end of period	$32.995	$28.610	$22.111	$23.610	$19.646	$17.907	$17.134	$15.430	$11.315	$9.838
Number of accumulation units outstanding at end of period (in thousands)	1	1	3	4	4	11	13	5	3	4
Fidelity® VIP Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.660	$20.609	$21.518	$18.482	$17.230	$17.129	$15.536	$-	$-	$-
Accumulation unit value at end of period	$31.405	$25.660	$20.609	$21.518	$18.482	$17.230	$17.129	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$25.633	$20.680	$21.690	$18.713	$17.525	$17.500	$15.944	$-	$-	$-
Accumulation unit value at end of period	$31.231	$25.633	$20.680	$21.690	$18.713	$17.525	$17.500	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$24.798	$20.056	$21.088	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532	$12.048
Accumulation unit value at end of period	$30.138	$24.798	$20.056	$21.088	$18.240	$17.124	$17.143	$15.657	$13.177	$11.532
Number of accumulation units outstanding at end of period (in thousands)	63	56	64	71	73	82	83	80	46	57
Fidelity® VIP Growth & Income Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$33.584	$25.823	$28.371	$24.270	$20.908	$21.394	$19.367	$-	$-	$-
Accumulation unit value at end of period	$36.219	$33.584	$25.823	$28.371	$24.270	$20.908	$21.394	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$26.575	$20.527	$22.654	$19.467	$16.845	$17.315	$15.745	$-	$-	$-
Accumulation unit value at end of period	$28.532	$26.575	$20.527	$22.654	$19.467	$16.845	$17.315	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$25.709	$19.907	$22.026	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901	$9.813
Accumulation unit value at end of period	$27.533	$25.709	$19.907	$22.026	$18.974	$16.460	$16.961	$15.462	$11.658	$9.901
Number of accumulation units outstanding at end of period (in thousands)	12	15	17	16	16	13	11	17	14	11
Fidelity® VIP Growth Opportunities Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$53.773	$38.180	$33.950	$25.239	$25.155	$23.819	$21.229	$-	$-	$-
Accumulation unit value at end of period	$90.692	$53.773	$38.180	$33.950	$25.239	$25.155	$23.819	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-7

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$44.182	$31.512	$28.147	$21.020	$21.043	$20.016	$17.920	$-	$-	$-
Accumulation unit value at end of period	$74.183	$44.182	$31.512	$28.147	$21.020	$21.043	$20.016	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$42.742	$30.561	$27.367	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819	$10.651
Accumulation unit value at end of period	$71.586	$42.742	$30.561	$27.367	$20.488	$20.562	$19.607	$17.598	$12.851	$10.819
Number of accumulation units outstanding at end of period (in thousands)	16	18	23	22	19	20	20	21	21	22
Fidelity® VIP Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$20.185	$15.798	$18.544	$14.233	$14.992	$14.468	$15.740	$-	$-	$-
Accumulation unit value at end of period	$23.336	$20.185	$15.798	$18.544	$14.233	$14.992	$14.468	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$16.366	$12.867	$15.172	$11.698	$12.377	$11.998	$13.112	$-	$-	$-
Accumulation unit value at end of period	$18.837	$16.366	$12.867	$15.172	$11.698	$12.377	$11.998	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$15.833	$12.479	$14.752	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291	$10.079
Accumulation unit value at end of period	$18.177	$15.833	$12.479	$14.752	$11.402	$12.094	$11.753	$12.876	$9.941	$8.291
Number of accumulation units outstanding at end of period (in thousands)	3	7	8	7	7	9	9	12	5	5
Fidelity® VIP Value Strategies Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$28.298	$21.035	$25.441	$21.315	$19.444	$20.043	$18.768	$-	$-	$-
Accumulation unit value at end of period	$30.635	$28.298	$21.035	$25.441	$21.315	$19.444	$20.043	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-8

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$24.180	$18.055	$21.936	$18.461	$16.917	$17.516	$16.476	$-	$-	$-
Accumulation unit value at end of period	$26.059	$24.180	$18.055	$21.936	$18.461	$16.917	$17.516	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.392	$17.510	$21.328	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879	$10.909
Accumulation unit value at end of period	$25.147	$23.392	$17.510	$21.328	$17.994	$16.530	$17.158	$16.180	$12.486	$9.879
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	4	4	11	11	23	13	15
Franklin Small-Mid Cap Growth Securities Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$30.641	$23.248	$24.511	$20.133	$19.284	$19.767	$18.341	$-	$-	$-
Accumulation unit value at end of period	$47.655	$30.641	$23.248	$24.511	$20.133	$19.284	$19.767	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.149	$22.215	$23.529	$19.413	$18.678	$19.232	$17.925	$-	$-	$-
Accumulation unit value at end of period	$45.130	$29.149	$22.215	$23.529	$19.413	$18.678	$19.232	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.199	$21.545	$22.876	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599	$12.243
Accumulation unit value at end of period	$43.550	$28.199	$21.545	$22.876	$18.922	$18.251	$18.839	$17.603	$12.799	$11.599
Number of accumulation units outstanding at end of period (in thousands)	2	3	4	4	8	8	8	10	9	9
Hartford Balanced HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$12.389	$-	$-	$-
Accumulation unit value at end of period	$21.691	$19.434	$15.826	$16.701	$14.449	$13.626	$13.602	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	-	-	-

APP I-9

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.987	$18.804	$19.934	$17.323	$16.410	$16.455	$15.055	$-	$-	$-
Accumulation unit value at end of period	$25.542	$22.987	$18.804	$19.934	$17.323	$16.410	$16.455	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$22.238	$18.236	$19.381	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044	$10.919
Accumulation unit value at end of period	$24.648	$22.238	$18.236	$19.381	$16.884	$16.034	$16.118	$14.785	$12.285	$11.044
Number of accumulation units outstanding at end of period (in thousands)	116	145	155	165	172	192	219	225	232	246
Hartford Capital Appreciation HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$37.890	$-	$-	$-
Accumulation unit value at end of period	$78.827	$64.658	$49.251	$52.934	$43.339	$41.071	$40.658	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	75	86	96	114	157	134	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$27.569	$21.095	$22.775	$18.731	$17.830	$17.730	$16.598	$-	$-	$-
Accumulation unit value at end of period	$33.460	$27.569	$21.095	$22.775	$18.731	$17.830	$17.730	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$26.671	$20.458	$22.143	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043	$11.416
Accumulation unit value at end of period	$32.289	$26.671	$20.458	$22.143	$18.257	$17.422	$17.368	$16.300	$11.802	$10.043
Number of accumulation units outstanding at end of period (in thousands)	185	199	218	238	248	301	334	392	422	494
Hartford Disciplined Equity HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.322	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.666	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-10

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.501	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.650	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.540	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$10.641	$-	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	5	-	-	-	-	-	-	-	-	-
Hartford Dividend and Growth HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$6.125	$-	$-	$-
Accumulation unit value at end of period	$12.201	$11.322	$8.804	$9.299	$7.856	$6.838	$6.918	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1,227	1,441	1,717	2,016	2,403	3,489	1,584	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.501	$23.043	$24.448	$20.749	$18.141	$18.437	$16.395	$-	$-	$-
Accumulation unit value at end of period	$31.650	$29.501	$23.043	$24.448	$20.749	$18.141	$18.437	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.540	$22.347	$23.770	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896	$10.830
Accumulation unit value at end of period	$30.542	$28.540	$22.347	$23.770	$20.224	$17.727	$18.060	$16.101	$12.290	$10.896
Number of accumulation units outstanding at end of period (in thousands)	20	25	29	34	36	46	54	50	48	72
Hartford Healthcare HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$39.359	$-	$-	$-
Accumulation unit value at end of period	$102.030	$82.891	$61.882	$63.578	$52.002	$56.765	$50.141	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-11

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$82.891	$61.882	$63.578	$27.286	$56.765	$50.141	$20.933	$-	$-	$-
Accumulation unit value at end of period	$102.030	$82.891	$61.882	$63.578	$27.286	$56.765	$50.141	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$41.512	$31.208	$32.291	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381	$10.560
Accumulation unit value at end of period	$50.745	$41.512	$31.208	$32.291	$26.596	$29.235	$26.005	$20.557	$13.633	$11.381
Number of accumulation units outstanding at end of period (in thousands)	12	16	19	10	11	12	27	25	4	1
Hartford International Opportunities HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.863	$14.129	$17.389	$13.883	$13.711	$13.458	$14.001	$-	$-	$-
Accumulation unit value at end of period	$21.516	$17.863	$14.129	$17.389	$13.883	$13.711	$13.458	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.976	$15.077	$18.640	$14.948	$14.829	$14.622	$15.280	$-	$-	$-
Accumulation unit value at end of period	$22.754	$18.976	$15.077	$18.640	$14.948	$14.829	$14.622	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.357	$14.622	$18.123	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416	$12.192
Accumulation unit value at end of period	$21.957	$18.357	$14.622	$18.123	$14.570	$14.490	$14.323	$15.006	$12.432	$10.416
Number of accumulation units outstanding at end of period (in thousands)	20	23	27	26	26	28	28	38	49	84
Hartford MidCap HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$62.786	$47.255	$51.056	$41.020	$36.632	$36.056	$32.375	$-	$-	$-
Accumulation unit value at end of period	$78.548	$62.786	$47.255	$51.056	$41.020	$36.632	$36.056	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	108	162	202	230	277	357	-	-	-	-

APP I-12

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$36.639	$27.700	$30.064	$24.263	$21.765	$21.519	$19.410	$-	$-	$-
Accumulation unit value at end of period	$45.632	$36.639	$27.700	$30.064	$24.263	$21.765	$21.519	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$35.445	$26.865	$29.231	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575	$12.658
Accumulation unit value at end of period	$44.034	$35.445	$26.865	$29.231	$23.649	$21.267	$21.080	$19.061	$13.728	$11.575
Number of accumulation units outstanding at end of period (in thousands)	37	38	42	37	40	64	65	35	22	24
Hartford Small Company HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$4.746	$-	$-	$-
Accumulation unit value at end of period	$12.270	$7.890	$5.759	$6.014	$4.759	$4.664	$5.081	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	256	348	395	447	482	668	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$30.273	$22.197	$23.283	$18.509	$18.219	$19.939	$18.707	$-	$-	$-
Accumulation unit value at end of period	$46.869	$30.273	$22.197	$23.283	$18.509	$18.219	$19.939	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$29.286	$21.527	$22.638	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158	$11.627
Accumulation unit value at end of period	$45.228	$29.286	$21.527	$22.638	$18.040	$17.803	$19.532	$18.370	$12.813	$11.158
Number of accumulation units outstanding at end of period (in thousands)	3	8	10	12	13	22	37	13	15	17
Hartford Stock HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$65.595	$49.988	$50.060	$41.770	$38.886	$37.848	$34.004	$-	$-	$-
Accumulation unit value at end of period	$73.517	$65.595	$49.988	$50.060	$41.770	$38.886	$37.848	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-13

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$28.721	$21.986	$22.118	$18.538	$17.336	$16.949	$15.296	$-	$-	$-
Accumulation unit value at end of period	$32.045	$28.721	$21.986	$22.118	$18.538	$17.336	$16.949	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$27.785	$21.323	$21.504	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070	$10.253
Accumulation unit value at end of period	$30.923	$27.785	$21.323	$21.504	$18.069	$16.939	$16.603	$15.021	$11.438	$10.070
Number of accumulation units outstanding at end of period (in thousands)	91	102	111	119	152	184	205	236	257	274
Hartford Total Return Bond HLS Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$10.668	$-	$-	$-
Accumulation unit value at end of period	$14.766	$13.544	$12.240	$12.339	$11.734	$11.229	$11.296	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	275	298	372	449	530	735	379	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$16.515	$14.993	$15.183	$14.503	$13.942	$14.088	$13.365	$-	$-	$-
Accumulation unit value at end of period	$17.925	$16.515	$14.993	$15.183	$14.503	$13.942	$14.088	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$15.977	$14.540	$14.762	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548	$11.810
Accumulation unit value at end of period	$17.298	$15.977	$14.540	$14.762	$14.136	$13.623	$13.800	$13.125	$13.400	$12.548
Number of accumulation units outstanding at end of period (in thousands)	80	101	105	96	105	125	133	135	160	149
Invesco V.I. Diversified Dividend Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.561	$19.634	$21.243	$19.565	$17.041	$16.696	$14.798	$-	$-	$-
Accumulation unit value at end of period	$24.596	$24.561	$19.634	$21.243	$19.565	$17.041	$16.696	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-14

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$23.616	$18.964	$20.611	$19.069	$16.683	$16.419	$14.619	$-	$-	$-
Accumulation unit value at end of period	$23.544	$23.616	$18.964	$20.611	$19.069	$16.683	$16.419	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$23.107	$18.602	$20.269	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465	$10.302
Accumulation unit value at end of period	$22.979	$23.107	$18.602	$20.269	$18.799	$16.488	$16.268	$14.520	$11.159	$9.465
Number of accumulation units outstanding at end of period (in thousands)	1	1	2	3	5	9	7	12	2	1
Invesco V.I. Small Cap Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$26.674	$21.070	$24.811	$21.754	$19.412	$20.545	$20.072	$-	$-	$-
Accumulation unit value at end of period	$33.942	$26.674	$21.070	$24.811	$21.754	$19.412	$20.545	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$20.063	$15.919	$18.831	$16.585	$14.866	$15.805	$15.510	$-	$-	$-
Accumulation unit value at end of period	$25.415	$20.063	$15.919	$18.831	$16.585	$14.866	$15.805	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$19.444	$15.467	$18.342	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884	$10.026
Accumulation unit value at end of period	$24.570	$19.444	$15.467	$18.342	$16.194	$14.552	$15.510	$15.259	$11.178	$9.884
Number of accumulation units outstanding at end of period (in thousands)	5	5	5	7	14	12	14	21	20	24
Invesco V.I. Technology Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.859	$27.127	$27.250	$20.165	$20.319	$19.022	$17.130	$-	$-	$-
Accumulation unit value at end of period	$53.857	$36.859	$27.127	$27.250	$20.165	$20.319	$19.022	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-15

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$31.933	$23.608	$23.822	$17.708	$17.923	$16.855	$15.247	$-	$-	$-
Accumulation unit value at end of period	$46.451	$31.933	$23.608	$23.822	$17.708	$17.923	$16.855	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$30.893	$22.896	$23.162	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903	$11.565
Accumulation unit value at end of period	$44.825	$30.893	$22.896	$23.162	$17.260	$17.514	$16.511	$14.973	$12.049	$10.903
Number of accumulation units outstanding at end of period (in thousands)	14	17	20	16	6	6	6	8	20	11
Janus Henderson Balanced Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.038	$20.424	$20.286	$17.129	$16.375	$16.274	$14.999	$-	$-	$-
Accumulation unit value at end of period	$28.621	$25.038	$20.424	$20.286	$17.129	$16.375	$16.274	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$28.910	$23.689	$23.635	$20.047	$19.251	$19.218	$17.792	$-	$-	$-
Accumulation unit value at end of period	$32.899	$28.910	$23.689	$23.635	$20.047	$19.251	$19.218	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$27.968	$22.975	$22.980	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979	$12.859
Accumulation unit value at end of period	$31.748	$27.968	$22.975	$22.980	$19.540	$18.811	$18.826	$17.473	$14.644	$12.979
Number of accumulation units outstanding at end of period (in thousands)	8	17	18	17	17	24	29	31	29	36
Janus Henderson Enterprise Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$42.965	$31.712	$31.844	$24.991	$22.242	$21.380	$19.001	$-	$-	$-
Accumulation unit value at end of period	$51.332	$42.965	$31.712	$31.844	$24.991	$22.242	$21.380	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-16

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$43.822	$32.490	$32.774	$25.837	$23.097	$22.303	$19.911	$-	$-	$-
Accumulation unit value at end of period	$52.121	$43.822	$32.490	$32.774	$25.837	$23.097	$22.303	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$42.395	$31.511	$31.866	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771	$13.046
Accumulation unit value at end of period	$50.298	$42.395	$31.511	$31.866	$25.183	$22.570	$21.848	$19.553	$14.875	$12.771
Number of accumulation units outstanding at end of period (in thousands)	2	2	3	13	12	12	2	2	3	2
Janus Henderson Forty Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$39.972	$29.142	$28.576	$21.928	$21.457	$19.120	$17.585	$-	$-	$-
Accumulation unit value at end of period	$55.721	$39.972	$29.142	$28.576	$21.928	$21.457	$19.120	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$43.013	$31.501	$31.028	$23.917	$23.509	$21.043	$19.441	$-	$-	$-
Accumulation unit value at end of period	$59.691	$43.013	$31.501	$31.028	$23.917	$23.509	$21.043	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$41.611	$30.551	$30.168	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883	$12.825
Accumulation unit value at end of period	$57.602	$41.611	$30.551	$30.168	$23.312	$22.971	$20.613	$19.092	$14.651	$11.883
Number of accumulation units outstanding at end of period (in thousands)	68	69	80	80	84	95	94	111	119	129
Janus Henderson Global Research Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$24.937	$19.324	$20.749	$16.334	$16.003	$16.378	$15.244	$-	$-	$-
Accumulation unit value at end of period	$29.939	$24.937	$19.324	$20.749	$16.334	$16.003	$16.378	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-17

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$22.035	$17.153	$18.501	$14.630	$14.398	$14.802	$13.839	$-	$-	$-
Accumulation unit value at end of period	$26.337	$22.035	$17.153	$18.501	$14.630	$14.398	$14.802	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$21.318	$16.636	$17.988	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937	$10.433
Accumulation unit value at end of period	$25.416	$21.318	$16.636	$17.988	$14.260	$14.069	$14.500	$13.590	$10.656	$8.937
Number of accumulation units outstanding at end of period (in thousands)	12	13	14	17	20	23	20	29	22	23
Janus Henderson Overseas Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$11.031	$8.685	$10.210	$7.787	$8.324	$9.106	$10.333	$-	$-	$-
Accumulation unit value at end of period	$12.828	$11.031	$8.685	$10.210	$7.787	$8.324	$9.106	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	1	1	1	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$14.433	$11.414	$13.480	$10.327	$11.089	$12.186	$13.890	$-	$-	$-
Accumulation unit value at end of period	$16.710	$14.433	$11.414	$13.480	$10.327	$11.089	$12.186	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.963	$11.070	$13.106	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642	$15.799
Accumulation unit value at end of period	$16.125	$13.963	$11.070	$13.106	$10.066	$10.835	$11.937	$13.641	$11.991	$10.642
Number of accumulation units outstanding at end of period (in thousands)	13	15	16	23	17	19	23	27	29	31
MFS® Core Equity Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.049	$12.800	$13.310	$10.663	$9.574	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$20.239	$17.049	$12.800	$13.310	$10.663	$9.574	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-18

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$16.685	$12.584	$13.144	$10.577	$9.540	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.718	$16.685	$12.584	$13.144	$10.577	$9.540	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$16.487	$12.465	$13.053	$10.530	$9.521	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$19.435	$16.487	$12.465	$13.053	$10.530	$9.521	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	1	1	-	-	-	-
MFS® High Yield Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$13.998	$12.193	$12.580	$11.791	$10.359	$10.816	$10.521	$-	$-	$-
Accumulation unit value at end of period	$14.710	$13.998	$12.193	$12.580	$11.791	$10.359	$10.816	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$13.593	$11.893	$12.326	$11.606	$10.242	$10.741	$10.496	$-	$-	$-
Accumulation unit value at end of period	$14.220	$13.593	$11.893	$12.326	$11.606	$10.242	$10.741	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$13.373	$11.730	$12.188	$11.504	$10.177	$10.700	$10.482	$10.000	$-	$-
Accumulation unit value at end of period	$13.955	$13.373	$11.730	$12.188	$11.504	$10.177	$10.700	$10.482	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	8	18	12	13	12	12	13	13	-	-
MFS® Massachusetts Investors Growth Stock Portfolio
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$18.656	$13.330	$13.223	$10.297	$9.707	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.859	$18.656	$13.330	$13.223	$10.297	$9.707	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-19

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$18.259	$13.105	$13.059	$10.214	$9.673	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$22.271	$18.259	$13.105	$13.059	$10.214	$9.673	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.042	$12.982	$12.968	$10.169	$9.654	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$21.951	$18.042	$12.982	$12.968	$10.169	$9.654	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	3	3	-	-	-	-
MFS® Utilities Series
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.883	$20.695	$20.478	$17.833	$15.998	$18.715	$16.602	$-	$-	$-
Accumulation unit value at end of period	$27.411	$25.883	$20.695	$20.478	$17.833	$15.998	$18.715	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$29.390	$23.605	$23.464	$20.525	$18.496	$21.735	$19.367	$-	$-	$-
Accumulation unit value at end of period	$30.985	$29.390	$23.605	$23.464	$20.525	$18.496	$21.735	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	1	2	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$28.432	$22.893	$22.813	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102	$13.299
Accumulation unit value at end of period	$29.901	$28.432	$22.893	$22.813	$20.006	$18.073	$21.291	$19.019	$15.892	$14.102
Number of accumulation units outstanding at end of period (in thousands)	3	8	10	11	11	12	13	12	11	11
Putnam VT Global Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$25.464	$20.114	$22.970	$17.893	$17.703	$18.010	$17.749	$-	$-	$-
Accumulation unit value at end of period	$28.028	$25.464	$20.114	$22.970	$17.893	$17.703	$18.010	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-20

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.215	$15.246	$17.490	$13.685	$13.601	$13.899	$13.760	$-	$-	$-
Accumulation unit value at end of period	$21.055	$19.215	$15.246	$17.490	$13.685	$13.601	$13.899	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.588	$14.786	$17.005	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640	$9.154
Accumulation unit value at end of period	$20.317	$18.588	$14.786	$17.005	$13.339	$13.289	$13.615	$13.513	$10.311	$8.640
Number of accumulation units outstanding at end of period (in thousands)	3	4	4	4	4	4	4	2	4	2
Putnam VT High Yield Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.720	$15.490	$16.146	$15.093	$13.062	$13.801	$13.589	$-	$-	$-
Accumulation unit value at end of period	$18.642	$17.720	$15.490	$16.146	$15.093	$13.062	$13.801	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$21.202	$18.618	$19.495	$18.305	$15.913	$16.889	$16.705	$-	$-	$-
Accumulation unit value at end of period	$22.206	$21.202	$18.618	$19.495	$18.305	$15.913	$16.889	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$20.511	$18.056	$18.954	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296	$13.159
Accumulation unit value at end of period	$21.428	$20.511	$18.056	$18.954	$17.842	$15.549	$16.544	$16.405	$15.317	$13.296
Number of accumulation units outstanding at end of period (in thousands)	12	21	19	23	22	23	25	32	55	51
Putnam VT Emerging Markets Equity Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$17.527	$14.030	$17.244	$12.769	$13.689	$13.538	$14.425	$-	$-	$-
Accumulation unit value at end of period	$22.424	$17.527	$14.030	$17.244	$12.769	$13.689	$13.538	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-21

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$15.515	$12.475	$15.402	$11.457	$12.337	$12.256	$13.118	$-	$-	$-
Accumulation unit value at end of period	$19.760	$15.515	$12.475	$15.402	$11.457	$12.337	$12.256	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$15.009	$12.098	$14.975	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822	$10.821
Accumulation unit value at end of period	$19.068	$15.009	$12.098	$14.975	$11.167	$12.055	$12.005	$12.882	$10.601	$8.822
Number of accumulation units outstanding at end of period (in thousands)	7	11	11	11	11	11	11	11	10	10
Putnam VT Small Cap Value Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$27.171	$21.869	$27.312	$25.319	$19.859	$20.738	$20.050	$-	$-	$-
Accumulation unit value at end of period	$28.248	$27.171	$21.869	$27.312	$25.319	$19.859	$20.738	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$19.017	$15.376	$19.289	$17.962	$14.152	$14.845	$14.418	$-	$-	$-
Accumulation unit value at end of period	$19.682	$19.017	$15.376	$19.289	$17.962	$14.152	$14.845	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$18.397	$14.912	$18.754	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754	$9.253
Accumulation unit value at end of period	$18.993	$18.397	$14.912	$18.754	$17.508	$13.828	$14.542	$14.158	$10.213	$8.754
Number of accumulation units outstanding at end of period (in thousands)	5	7	8	7	12	8	11	28	34	35
Putnam VT Sustainable Leaders Fund
Mortality and Expense Risk and Administrative Charge — 0.00%
Accumulation unit value at beginning of period	$36.855	$27.029	$27.447	$21.240	$19.706	$19.763	$17.414	$-	$-	$-
Accumulation unit value at end of period	$47.449	$36.855	$27.029	$27.447	$21.240	$19.706	$19.763	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-

APP I-22

	Year ending December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Mortality and Expense Risk and Administrative Charge — 0.45%
Accumulation unit value at beginning of period	$35.690	$26.292	$26.820	$20.849	$19.429	$19.573	$17.325	$-	$-	$-
Accumulation unit value at end of period	$45.743	$35.690	$26.292	$26.820	$20.849	$19.429	$19.573	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	-	-	-	-	-	-	-	-	-	-
Mortality and Expense Risk and Administrative Charge — 0.70%
Accumulation unit value at beginning of period	$34.871	$25.753	$26.337	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938	$11.605
Accumulation unit value at end of period	$44.581	$34.871	$25.753	$26.337	$20.523	$19.174	$19.364	$17.183	$12.682	$10.938
Number of accumulation units outstanding at end of period (in thousands)	9	9	14	15	18	29	33	18	23	25

APP I-23

FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:
Empower Retirement, LLC
P.O. Box 1583
Hartford, CT 06144-1583
Please send the current Statement of Additional Information for HV-3739 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information Talcott Resolution Life Insurance Company Separate Account Eleven Group Variable Annuity Contracts HV-3739
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life Insurance Company Attn: Empower Retirement, LLC, P.O. Box 1583, Hartford, CT 06144-1583.
Date of Prospectus: May 1, 2021
Date of Statement of Additional Information: May 1, 2021

 2

GENERAL INFORMATION
Safekeeping of Assets
Talcott Resolution holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Talcott Resolution’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Talcott Resolution Life Insurance Company incorporated in this Prospectus by reference from Form N-VPFS for the year ended December 31, 2020 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
The financial statements of Talcott Resolution Life Insurance Company Separate Account Eleven (comprised of the sub-accounts listed in the Appendix to our report) as of December 31, 2020 and for each of the years or periods in the two years then ended presented therein, have been incorporated in this Prospectus by reference from Form N-VPFS in reliance upon the report of KPMG LLP, an independent registered public accounting firm, also included therein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is Two Financial Center, 60 South Street, Boston MA 20111.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.
Principal Underwriter
Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC (“MMLD”) under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company (“MassMutual”), the administrator of the Contracts. The principal business address of MMLD is 1295 State Street, Springfield, MA 01111.
MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Account. For 2020, 2019, and 2018, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.
Additional Payments
As of December 31, 2020, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

 3

PERFORMANCE RELATED INFORMATION
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Talcott Resolution uses a hypothetical initial premium payment of  $1,000.00 and deducts any applicable Mortality and Expense Risk and Administrative Charge, and the highest possible Contingent Deferred Sales Charge.
The formula Talcott Resolution uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of  $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that any Contingent Deferred Sales Charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.
The formula Talcott Resolution uses to calculate yield is: YIELD = 2[(a – b/cd +1)6 – 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying Fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Talcott Resolution takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Talcott Resolution then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated, Talcott Resolution then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A – B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Talcott Resolution deducts for mortality and expense risk charge and any applicable administrative charge. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

 4

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial statements for Talcott Resolution Life Insurance Company Separate Account Eleven and the statutory financial statements and supplemental information of Talcott Resolution Life Insurance Company as of December 31, 2020 and for the period then ended, included in the Statement of Additional Information are incorporated by reference to the filing on N-VPFS, File No. 811-10559, on April 30, 2021.

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)

(a) Resolution of the board of directors authorizing the establishment of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(b) Resolution of the board of directors authorizing the re-designation of the Separate Account incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.

(2)	Not applicable.
(3)	(a)	Principal Underwriter Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
(b)	Form of Sales Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
(4)	Form of Group Annuity Contract incorporated by reference to Post-Effective Amendment No. 17, to the Registration Statement File No. 333-145655, filed on April 30, 2020.
(5)	Form of the Application incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-145655, filed on August 10, 2010.
(6)	(a) Articles of Incorporation of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.
(b) Amended and Restated Bylaws of Talcott Resolution incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement File No. 333-72042, filed on April 30, 2019.
(7)(a)	Reinsurance Agreement incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 33-59541, filed on April 22, 2013.
(7)(b)	Reinsurance Agreement dated as of December 31, 2020, filed herewith.
(8)(a)	Administrative Services Agreement dated as of December 31, 2020, filed herewith.
(8)(b)	Fund Participation Agreements and Amendments
(i)	The Dreyfus Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(ii)	Fidelity Distributors Corporation incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(iii)	Franklin Templeton Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(iv)	Hartford Securities Distribution Company, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(a)	Amendment Nos. 1 and 2. Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.
(v)	Invesco — distributed by A I M Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(vi)	Janus Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(vii)	MFS Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(viii)	Putnam Mutual Funds Corp. incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-145655, filed on April 23, 2012.
(ix)	American Century Investment Services, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(x)	Calvert Asset Management Company, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(xi)	DWS Scudder Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(xii)	HIMCO Distribution Services Company incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 333-145655, filed on April 28, 2015.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account 11, filed herewith.
(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, filed herewith.
(b) Consent of KPMG LLP, Independent Registered Public Accounting Firm, filed herewith.
(11)	Not applicable.
(12)	Not applicable.
(26)	Organizational Chart, filed herewith.
(99)	Copy of Power of Attorney, filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH TalcotT Resolution
Glenn D. Abate	Assistant Vice President and Actuary
Christopher B. Abreu	Vice President and Chief Risk Officer
David Bell	Assistant Secretary and Chief Information Officer
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Richard J Carbone* (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell* (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Chief Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (3)	Vice President
George Eknaian	Senior Vice President and Head of Pricing
Glenn Gadzik	Vice President and Actuary
W. Dana LaForge* (4)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Peter Manley	Vice President and Head of Corporate Development and Strategy
Craig D. Morrow	Vice President and Actuary
Emily R. Pollack* (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff* (5)	Director
Peter F. Sannizzaro*	President, Chief Executive Officer and Director
Manu Sareen* (6)	Director
David I. Schamis* (7)	Director
Robert R. Siracusa	Vice President and Chief Financial Officer
Samir Srivastava	Vice President and Chief Information Officer
Robert W. Stein* (8)	Director
Amy M. Stepnowski* (9)	Director
Heath L. Watkin* (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306
(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022
(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125
(4)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165
(5)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036
(6)	Address: Global Atlantic Re Ltd. 2nd Floor, Hamilton, Bermuda HM11
(7)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152
(8)	Address: 39 West 94th St., New York, NY 10025
(9)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155
(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

*   Denotes Board of Directors.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Filed herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 15, 2021, there were 1,191 qualified Contract Owners and 87 non-qualified Contract Owners.

ITEM 28.  INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a  corporation may provide indemnification of, or advance expenses to, a  director, officer, employee or agent only as permitted by sections 33-770  to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible  by applicable law as then in effect, shall indemnify any individual who is  a party to any threatened, pending or completed action, suit or proceeding,  whether civil, criminal, administrative, arbitrative or investigative, and  whether formal or informal (each, a “Proceeding”) because such individual  is or was (i) a Director, or (ii) an officer or employee of the Corporation  (for purposes of the by-laws, each an “Officer”), against obligations to  pay judgments, settlements, penalties, fines or reasonable expenses  (including counsel fees) incurred in a Proceeding if such Director or  Officer: (l)(A) conducted him or herself in good faith; (B) reasonably  believed (i) in the case of conduct in such person’s official capacity,  which shall include service at the request of the Corporation as a  director, officer or fiduciary of a Covered Entity (as defined below), that  his or her conduct was in the best interests of the Corporation; and (ii)  in all other cases, that his or her conduct was at least not opposed to the  best interests of the Corporation; and (C) in the case of any criminal  proceeding, such person had no reasonable cause to believe his or her  conduct was unlawful; or (2) engaged in conduct for which broader  indemnification has been made permissible or obligatory under a provision  of the Corporation’s Certificate, in each case, as determined in accordance  with the procedures set forth in the by-laws. For purposes of the by-laws,  a “Covered Entity” shall mean another corporation, partnership, joint  venture, trust or other enterprise (including, without limitation, any  employee benefit plan) in respect of which such person is serving at the  request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act  of 1933 (the “Act”) may be permitted to directors, officers and controlling  persons of the registrant pursuant to the foregoing provisions, or  otherwise, the registrant has been advised that in the opinion of the  Securities and Exchange Commission such indemnification is against public  policy as expressed in the Act and is, therefore, unenforceable. In the  event that a claim for indemnification against such liabilities (other than  the payment by the registrant of expenses incurred or paid by a director,  officer or controlling person of the registrant in the successful defense  of any action, suit or proceeding) is asserted by such director, officer or  controlling person in connection with the securities being registered, the  registrant will, unless in the opinion of its counsel the matter has been  settled by controlling precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification by it is against  public policy as expressed in the Act and will be governed by the final  adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a)  MMLD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account Two

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)

Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)

Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)

Talcott Resolution Life Insurance Company - Separate Account Eleven

Talcott Resolution Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Vincent Baggetta	Chief Risk Officer	*
Derek Darley	Assistant Treasurer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Nathan L. Hall	Chief Financial Officer and Treasurer	*
Aruna Hobbs	Vice President	**
Kevin LaComb	Assistant Treasurer	*
Paul LaPiana	Chief Executive Officer and President	*
Mario Morton	Registration Manager and Continuing Education Officer	*
Alyssa O’Connor	Assistant Secretary	*
Todd Picken	Assistant Treasurer	*
Kelly Pirotta	AML Compliance Officer	*
James P. Puhala	Chief Compliance Officer	*
Robert S. Rosenthal	Vice President, Chief Legal Officer, and Secretary	*

*                               Address: 1295 State Street, Springfield, MA 01111

**                        Address:  One Marina Park Drive, Suite 800, Boston, MA 02210

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Great-West Life & Annuity Insurance Company (“Great-West”), as sub administrator at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Great-West, in its capacity as Sub-Administrator to Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Talcott Resolution.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2021.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY -

SEPARATE ACCOUNT ELEVEN

(Registrant)

By:	Peter F. Sannizzaro	*By:	/s/ Sadie R. Gordon
	Peter F. Sannizzaro		Sadie R. Gordon
	President and Chief Executive Officer		Attorney-In-Fact

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Peter F. Sannizzaro, President, Chief Executive Officer and Director*
Robert R. Siracusa, Vice President and Chief Financial Officer		/s/ Peter F. Sannizzaro
Richard J. Carbone, Director*		Peter F. Sannizzaro
Henry Cornell, Director*		/s/ Robert R. Siracusa
W. Dana LaForge, Director*		Robert R. Siracusa
Emily R. Pollack, Director*	* By:	/s/ Sadie R. Gordon
Michael S. Rubinoff, Director*		Sadie R. Gordon, Attorney-in-Fact
Manu Sareen, Director*	Date:	April 30, 2021
David I. Schamis, Director*
Robert W. Stein, Director*
Amy M. Stepnowski, Director*
Heath L. Watkin, Director*

333-145655

EXHIBIT INDEX

(7)(b)	Reinsurance Agreement.
(8)(a)	Administrative Services Agreement.
(9)	Opinion and Consent of Mike Knowles, sub-administrator and agent and attorney-in-fact of Talcott Resolution Life Insurance Company Separate Account Eleven.
(10)	(a) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
(b) Consent of KPMG, LLP, Independent Registered Public Accounting Firm.
(26)	Organizational Chart.
(99)	Copy of Power of Attorney.